Related party transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Andrey Fadeev
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	20.20%	20.30%
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	20.20%	20.30%
Dmitrii Bukhman
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	18.90%	18.90%
Igor Bukhman
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	18.90%	18.90%